Shareholders' equity - Reconciliation of movement in number of ordinary shares (Details) - AUD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 14, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Ordinary shares
Shareholders' equity
Par value		$ 0
Number of votes per ordinary shares		1
Reconciliation of movement in number of ordinary shares
Opening balance		3,668,591,808	3,611,684,870
Dividend reinvestment plan			20,213,205
Dividend reinvestment plan underwrite			36,693,733
Issued shares for the year			56,906,938
Off-market share buy-back		(167,464,114)
Closing balance		3,501,127,694	3,668,591,808	3,611,684,870
DRP interim dividend, number of shares		9,971,443	9,085,937
DRP final dividend, number of shares			10,286,188
DRP average price per share for interim dividend		$ 23.96	$ 25.98
DRP average price per share for final dividend			$ 22.34	$ 19.83
DRP underwrite - price per share				$ 19.59
Value of shares acquired in off-market buy back	$ 3,500
Number of shares acquired in an off-market share buy-back	167,464,114
Average price per share of shares repurchased in an off-market buy back	$ 20.90
Fully franked dividend component, per share	$ 9.56
Fully franked dividend component, aggregate value	$ 1,601
Off-market share buy-back, capital component per share	$ 11.34
Off-market share buy-back, capital component including transaction costs	$ 1,902
Parent Entity
Reconciliation of movement in number of ordinary shares
Opening balance		3,668,591,808	3,611,684,870
Dividend reinvestment plan			20,213,205
Dividend reinvestment plan underwrite			36,693,733
Issued shares for the year			56,906,938
Off-market share buy-back		(167,464,114)
Closing balance		3,501,127,694	3,668,591,808	3,611,684,870
Parent Entity | Ordinary shares
Reconciliation of movement in number of ordinary shares
DRP interim dividend, number of shares		9,971,443	9,085,937
DRP final dividend, number of shares			10,286,188
DRP average price per share for interim dividend		$ 23.96	$ 25.98
DRP average price per share for final dividend			$ 22.34	$ 19.83
DRP underwrite - price per share				$ 19.59
Value of shares acquired in off-market buy back	$ 3,500
Number of shares acquired in an off-market share buy-back	167,464,114
Average price per share of shares repurchased in an off-market buy back	$ 20.90
Fully franked dividend component, per share	$ 9.56
Fully franked dividend component, aggregate value	$ 1,601
Off-market share buy-back, capital component per share	$ 11.34
Off-market share buy-back, capital component including transaction costs	$ 1,902